Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 January 2008 to 08 February 2008

All values are in thousands of pounds sterling unless otherwise stated

Analysis of Mortgage Trust Movements
	Current Period
	Number	£000's
Brought Forward	458,340	39,992,646
Replenishment	19,510	2,177,972
Repurchased	(8,620)	(915,551)
Redemptions	(11,142)	(1,267,969)
Losses	(18)	(56)
Capitalised Interest	0	4,621	( * see below )
Other Movements	0	0
Carried Forward	458,070	39,991,663

* Capitalised interest refers to interest due met from amounts standing to the credit of overpayment facilities on flexible loans

	Cumulative
	Number	£000's
Brought Forward	115,191	6,399,214
Replenishment	1,547,381	133,068,846
Repurchased	(487,619)	(39,463,128)
Redemptions	(715,263)	(60,239,837)
Losses	(1,620)	(4,379)
Capitalised Interest	0	230,947	( * see above )
Other Movements	0	0
Carried Forward	458,070	39,991,663

Page 1of 12

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 January 2008 to 08 February 2008

All values are in thousands of pounds sterling unless otherwise stated

Prepayment Rates
	Trust Payment Rate (CPR) - Redemptions	Annualised Trust Payment Rate (CPR)
1 Month	3.17%	32.07%
3 Month	8.31%	29.33%
12 Month	29.67%	29.67%

	Trust Payment Rate (CPR) - Repurchases	Annualised Trust Payment Rate (CPR)
1 Month	2.29%	16.95%
3 Month	5.51%	15.52%
12 Month	14.72%	14.72%

	Trust Payment Rate (CPR) - Redemptions and Repurchases	Annualised Trust Payment Rate (CPR)
1 Month	5.46%	49.02%
3 Month	13.82%	44.85%
12 Month	44.40%	44.40%

Asset Profiles
Weighted Average Seasoning	39.16	months
Weighted Average Loan size	£87,304.70
Weighted Average LTV	64.47%	*** (see below)
Weighted Average Indexed LTV	54.38%	using Halifax House Price Index
Weighted Average Indexed LTV	53.28%	using Nationwide House Price Index
Weighted Average Remaining Term	17.61	Years

Product Type Analysis	£000's	%
Variable Rate	10,985,710	27.47%
Fixed Rate	14,249,030	35.63%
Tracker Rate	14,756,924	36.90%
	39,991,663	100.00%

As at 08 November 2007 approximately 16.33% of the loans were flexible loans

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 January 2008 to 08 February 2008

All values are in thousands of pounds sterling unless otherwise stated

Repayment Method Analysis	£000's	%
Endowment	4,279,108	10.70%
Interest Only	11,865,526	29.67%
Repayment	23,847,029	59.63%
	39,991,663	100.00%

As at 08 November 2007 approximately 24.34% of the loans were written under Abbey's policy of non-income verification

Loan Purpose Analysis	£000's	%
Purchase	23,459,110	58.66%
Remortgage	16,532,553	41.34%
	39,991,663	100.00%

Mortgage Standard Variable Rate
Effective Date	Rate
01 August 2007	7.84%
01 June 2007	7.59%
01 February 2007	7.34%
01 December 2006	7.09%

Geographic Analysis
Region	Number	£000's	%
East Anglia	17,524	1,399,419	3.50%
East Midlands	24,327	1,836,794	4.59%
Greater London	78,900	8,917,089	22.30%
North	18,862	1,183,225	2.96%
North West	52,949	3,725,667	9.32%
Scotland	29,181	1,805,824	4.52%
South East	120,643	12,438,070	31.10%
South West	36,415	3,161,692	7.91%
Wales	21,351	1,438,995	3.60%
West Midlands	28,746	2,118,902	5.30%
Yorkshire and Humberside	28,606	1,918,017	4.80%
Unknown	566	47,969	0.12%
Total	458,070	39,991,663	100.00%

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 January 2008 to 08 February 2008

All values are in thousands of pounds sterling unless otherwise stated

Original LTV Bands

Range	Number	£000's	%	Average Seasoning
0.00 - 25.00	37,424	1,419,440	3.55%	35.20
25.01 - 50.00	125,681	8,244,698	20.62%	37.61
50.01 - 75.00	184,440	18,696,072	46.75%	35.88
75.01 - 80.00	18,891	2,073,196	5.18%	40.92
80.01 - 85.00	23,903	2,828,126	7.07%	39.04
85.01 - 90.00	37,411	4,442,870	11.11%	37.81
90.01 - 95.00	30,320	2,287,261	5.72%	60.57
Total	458,070	39,991,663	100.00%	38.33

*** The balance is the current outstanding balance on the account including accrued interest. The LTV is that at origination and excludes any capitalised high loan to value fees, valuation fees or booking fees.

Arrears
Band	Number	Principal	Overdue	%
Current	445,385	38,816,041	(1,863)	97.11%
1.00 - 1.99 months	7,318	688,416	5,826	1.72%
2.00 - 2.99 months	2,540	224,173	3,746	0.56%
3.00 - 3.99 months	1,130	97,726	2,318	0.24%
4.00 - 4.99 months	483	42,168	1,310	0.11%
5.00 - 5.99 months	337	30,123	1,166	0.08%
6.00 -11.99 months	499	46,472	2,555	0.12%
12 months and over	66	5,903	888	0.01%
Properties in Possession	312	21,769	2,926	0.05%
Total	458,070	39,972,791	18,872	100.00%

Definition of Arrears
This arrears multiplier is calculated as the arrears amount ( which is the difference between the expected monthly repayments and the amount that has actually been paid, i.e. a total of under and/or over payments ) divided by the monthly amount repayable. It is recalculated every time the arrears amount changes, i.e. on the date when a payment is due.

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 January 2008 to 08 February 2008

All values are in thousands of pounds sterling unless otherwise stated

Movement in Shares of Trust
	Funding	Seller
	£000's	£000's
Balance Brought Forward	22,903,807	17,088,839
Replenishment of Assets	0	2,177,972
Acquisition by Funding	0	0
Distribution of Principal Receipts	(69,728)	(2,113,792)
Allocation of Losses	(32)	(24)
Share of Capitalised Interest	2,648	1,973
Payment Re Capitalised Interest	(2,648)	2,648
Balance Carried Forward	22,834,047	17,157,616

Carried Forward Percentage	57.09702%	42.90298%

Minimum Seller Share	2,430,028	6.08%

Cash Accumulation Ledger
	£000's
Brought Forward	2,772,110
Additional Amounts Accumulated	69,760
Payment of Notes	(2,000,240)
Carried Forward	841,630

Target Balance	69,873	payable on 15th January 2008
	771,208	payable on 15th March 2008

	841,081

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 January 2008 to 08 February 2008

All values are in thousands of pounds sterling unless otherwise stated

Excess Spread *
Quarter to 15/10/07	0.5859%
Quarter to 16/07/07	0.5050%
Quarter to 16/04/07	0.3784%
Quarter to 16/01/07	0.4303%

*Excess spread is calculated by reference to deferred consideration
(determined according to relevant accounting policies) for the period, adjusted for non-cash related items and items relating to amounts falling due after transfers to the first and second reserve funds in the
Funding Revenue Priority of Payments, expressed as a percentage of the average note balance over that period.

Reserve Funds	First Reserve	Second Reserve	Funding Reserve
Balance as at 15/10/07	£420,000,000.00	£0.00	£10,000,000.00
Required Amount as at 15/10/07	£420,000,000.00	£0.00	£10,000,000.00
Percentage of Notes	1.77%	0.00%	0.04%
Percentage of Funding Share	1.84%	0.00%	0.04%

Notes Outstanding
	£000's
AAA Notes Outstanding	22,106,133
AA Notes Outstanding	601,013
A Notes Outstanding	256,106
BBB Notes Outstanding	711,915
Total	23,675,168

Properties in Possession

Stock
	Current Period
	Number	£000's
Brought Forward	299	22,994
Repossessed in Period	35	6,607
Sold in Period	(22)	(4,906)
Carried Forward	312	24,695

	Cumulative
	Number	£000's
Repossessed to date	1,918	276,472
Sold to date	(1,606)	(251,777)
Carried Forward	312	24,695

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 January 2008 to 08 February 2008

All values are in thousands of pounds sterling unless otherwise stated

Repossession Sales Information
Average time Possession to Sale	102	Days
Average arrears at time of Sale	£5,979

MIG Claim Status **
	Number	£000's
MIG Claims made	199	1,396

**On the 14th October 2006, Abbey exercised its right to cancel all relevant MIG policies and therefore, none of the mortgage loans in the portfolio are currently covered by a MIG policy.

Trigger Events
There has been no debit to the AAA Principal Deficiency Ledger
The Seller has not suffered an Insolvency Event
The Seller is still the Servicer
The Outstanding Principal balance is in excess of £30 billion

Contact Details
If you have any queries regarding this report please contact the Securitisation Team via

Telephone : +44 (1908) 343232 / 343836
Facsimilie : +44 (1908) 343019
Email : Securitisation@Abbey.com
Or, visit our website at www.holmesreporting.com

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 January 2008 to 08 February 2008

All values are in thousands of pounds sterling unless otherwise stated

Notes	Deal	Rating (S&P/Moody's/Fitch)	Outstanding	Reference Rate	Margin
Series 4 Class A	Holmes Financing No. 1	AAA/Aaa/AAA	£250,000,000		6.62%
Series 4 Class B	Holmes Financing No. 1	AA/Aa3/AA	£11,000,000	6.29313%	0.62%
Series 4 Class C	Holmes Financing No. 1	BBB/Baa2/BBB	£14,000,000	6.29313%	1.75%
Series 4 Class B	Holmes Financing No. 6	AA/Aa3/AA	$40,000,000	5.24250%	0.52%
Series 4 Class C	Holmes Financing No. 6	BBB/Baa2/BBB	$69,000,000	5.24250%	1.55%
Series 5 Class A	Holmes Financing No. 6	AAA/Aaa/AAA	£500,000,000	6.29313%	0.24%
Series 5 Class B	Holmes Financing No. 6	AA/Aa3/AA	£17,000,000	6.29313%	0.52%
Series 5 Class C	Holmes Financing No. 6	BBB/Baa2/BBB	£29,000,000	6.29313%	1.55%
Series 4 Class A 1	Holmes Financing No. 7	AAA/Aaa/AAA	€ 500,000,000	4.73200%	0.26%
Series 4 Class A 2	Holmes Financing No. 7	AAA/Aaa/AAA	£250,000,000	6.29313%	0.26%
Series 4 Class B	Holmes Financing No. 7	AA/Aa3/AA	€ 41,000,000	4.73200%	0.53%
Series 4 Class M	Holmes Financing No. 7	A/A2/A	€ 56,000,000	4.73200%	0.80%
Series 3 Class A	Holmes Financing No. 8	AAA/Aaa/AAA	€ 990,000,000	4.73200%	0.15%
Series 3 Class B	Holmes Financing No. 8	AA/Aa3/AA	€ 34,000,000	4.73200%	0.27%
Series 3 Class C	Holmes Financing No. 8	BBB/Baa2/BBB	€ 57,500,000	4.73200%	0.85%
Series 4 Class A 1	Holmes Financing No. 8	AAA/Aaa/AAA	£900,000,000	6.29313%	0.15%
Series 4 Class A 2	Holmes Financing No. 8	AAA/Aaa/AAA	$500,000,000	5.24250%	0.14%
Series 4 Class B	Holmes Financing No. 8	AA/Aa3/AA	£39,900,000	6.29313%	0.30%
Series 4 Class C	Holmes Financing No. 8	BBB/Baa2/BBB	£68,000,000	6.29313%	0.90%
Series 2 Class A	Holmes Financing No. 9	AAA/Aaa/AAA	$2,175,000,000	5.24250%	0.06%
Series 3 Class A1	Holmes Financing No. 9	AAA/Aaa/AAA	€ 740,000,000	4.73200%	0.10%
Series 3 Class A2	Holmes Financing No. 9	AAA/Aaa/AAA	£400,000,000	6.29313%	0.09%
Series 4 Class A	Holmes Financing No. 9	AAA/Aaa/AAA	£600,000,000	6.29313%	0.09%
Series 2 Class A	Holmes Financing No. 10	AAA/Aaa/AAA	$1,440,000,000	5.24250%	0.03%
Series 2 Class B	Holmes Financing No. 10	AA/Aa3/AA	$55,000,000	5.24250%	0.09%
Series 2 Class C	Holmes Financing No. 10	BBB/Baa2/BBB	$55,000,000	5.24250%	0.35%
Series 3 Class A	Holmes Financing No. 10	AAA/Aaa/AAA	€ 1,000,000,000	4.73200%	0.07%
Series 3 Class B1	Holmes Financing No. 10	AA/Aa3/AA	€ 37,000,000	4.73200%	0.12%
Series 3 Class B2	Holmes Financing No. 10	AA/Aa3/AA	£27,500,000	6.29313%	0.12%
Series 3 Class M1	Holmes Financing No. 10	A/A2/A	€ 34,000,000	4.73200%	0.20%
Series 3 Class M2	Holmes Financing No. 10	A/A2/A	£20,000,000	6.29313%	0.20%
Series 3 Class C1	Holmes Financing No. 10	BBB/Baa2/BBB	€ 52,500,000	4.73200%	0.40%
Series 3 Class C2	Holmes Financing No. 10	BBB/Baa2/BBB	£22,000,000	6.29313%	0.40%
Series 4 Class A1	Holmes Financing No. 10	AAA/Aaa/AAA	$1,440,000,000	5.24250%	0.08%
Series 4 Class A2	Holmes Financing No. 10	AAA/Aaa/AAA	£750,000,000	6.29313%	0.09%

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 January 2008 to 08 February 2008

All values are in thousands of pounds sterling unless otherwise stated

Notes	Deal	Rating (S&P/Moody's/Fitch)	Outstanding	Reference Rate	Margin
Series 2 Class A	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	$1,500,000,000	5.24250%	0.06%
Series 2 Class B	Holmes Master Issuer 2006-1	AA/Aa3/AA	$35,000,000	5.24250%	0.12%
Series 2 Class M	Holmes Master Issuer 2006-1	A/A2/A	$30,000,000	5.24250%	0.19%
Series 2 Class C	Holmes Master Issuer 2006-1	BBB/Baa2/BBB	$40,000,000	5.24250%	0.39%
Series 3 Class A1	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	$900,000,000	5.24250%	0.08%
Series 3 Class A2	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	€ 670,000,000	4.73200%	0.10%
Series 3 Class A3	Holmes Master Issuer 2006-1	AAA/Aaa/AAA	£700,000,000	6.29313%	0.10%
Series 3 Class B2	Holmes Master Issuer 2006-1	AA/Aa3/AA	€ 37,500,000	4.73200%	0.15%
Series 3 Class B3	Holmes Master Issuer 2006-1	AA/Aa3/AA	£20,000,000	6.29313%	0.15%
Series 3 Class M2	Holmes Master Issuer 2006-1	A/A2/A	€ 35,500,000	4.73200%	0.22%
Series 3 Class M3	Holmes Master Issuer 2006-1	A/A2/A	£12,000,000	6.29313%	0.22%
Series 3 Class C2	Holmes Master Issuer 2006-1	BBB/Baa2/BBB	€ 61,500,000	4.73200%	0.42%
Series 3 Class C3	Holmes Master Issuer 2006-1	BBB/Baa2/BBB	£12,500,000	6.29313%	0.42%
Series 1 Class A1	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$1,500,000,000	5.09125%	-0.02%
Series 1 Class A3	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	£600,000,000	6.29313%	0.03%
Series 1 Class B1	Holmes Master Issuer 2007-1	AA/Aa3/AA	$57,200,000	5.24250%	0.09%
Series 1 Class B2	Holmes Master Issuer 2007-1	AA/Aa3/AA	€ 21,400,000	4.73200%	0.09%
Series 1 Class C1	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	$30,300,000	5.24250%	0.28%
Series 1 Class C2	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	€ 22,700,000	4.73200%	0.28%
Series 1 Class C3	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	£15,550,000	6.29313%	0.28%
Series 2 Class A	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$1,500,000,000	5.24250%	0.05%
Series 2 Class B2	Holmes Master Issuer 2007-1	AA/Aa3/AA	€ 26,300,000	4.73200%	0.14%
Series 2 Class M2	Holmes Master Issuer 2007-1	A/A2/A	€ 10,600,000	4.73200%	0.22%
Series 2 Class M3	Holmes Master Issuer 2007-1	A/A2/A	£10,800,000	6.29313%	0.22%
Series 2 Class C1	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	$9,800,000	5.24250%	0.42%
Series 2 Class C2	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	€ 21,900,000	4.73200%	0.42%
Series 2 Class C3	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	£5,000,000	6.29313%	0.42%
Series 3 Class A1	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$1,600,000,000	5.24250%	0.08%
Series 3 Class A2	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	€ 1,500,000,000	4.73200%	0.10%
Series 3 Class A3	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	£800,000,000	6.29313%	0.10%
Series 3 Class B2	Holmes Master Issuer 2007-1	AA/Aa3/AA	€ 46,700,000	4.73200%	0.14%
Series 3 Class B3	Holmes Master Issuer 2007-1	AA/Aa3/AA	£48,000,000	6.29313%	0.14%
Series 3 Class M2	Holmes Master Issuer 2007-1	A/A2/A	€ 28,000,000	4.73200%	0.22%
Series 3 Class M3	Holmes Master Issuer 2007-1	A/A2/A	£28,800,000	6.29313%	0.22%
Series 3 Class C2	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	€ 86,900,000	4.73200%	0.42%
Series 3 Class C3	Holmes Master Issuer 2007-1	BBB/Baa2/BBB	£25,500,000	6.29313%	0.42%
Series 4 Class A	Holmes Master Issuer 2007-1	AAA/Aaa/AAA	$1,000,000,000	5.24250%	0.10%

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 January 2008 to 08 February 2008

All values are in thousands of pounds sterling unless otherwise stated

Notes	Deal	Rating (S&P/Moody's/Fitch)	Outstanding	Reference Rate	Margin
Series 1 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$1,225,000,000	5.24250%	0.03%
Series 1 Class A2	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$1,200,000,000	5.24250%	0.04%
Series 1 Class B	Holmes Master Issuer 2007-2	AA/Aa3/AA	$82,000,000	5.24250%	0.07%
Series 1 Class C	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	$128,400,000	5.24250%	0.23%
Series 2 Class A	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	CAD 600,000,000	4.87714%	0.08%
Series 2 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$2,750,000,000	5.24250%	0.05%
Series 2 Class B1	Holmes Master Issuer 2007-2	AA/Aa3/AA	$25,000,000	5.24250%	0.12%
Series 2 Class B2	Holmes Master Issuer 2007-2	AA/Aa3/AA	€ 95,000,000	4.73200%	0.13%
Series 2 Class B3	Holmes Master Issuer 2007-2	AA/Aa3/AA	£50,000,000	6.29313%	0.14%
Series 2 Class C1	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	$34,000,000	5.24250%	0.41%
Series 2 Class C2	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	€ 106,000,000	4.73200%	0.41%
Series 2 Class C3	Holmes Master Issuer 2007-2	BBB/Baa2/BBB	£45,000,000	6.29313%	0.43%
Series 2 Class M1	Holmes Master Issuer 2007-2	A/A2/A	$10,000,000	5.24250%	0.22%
Series 2 Class M2	Holmes Master Issuer 2007-2	A/A2/A	€ 20,000,000	4.73200%	0.22%
Series 2 Class M3	Holmes Master Issuer 2007-2	A/A2/A	£38,000,000	6.29313%	0.24%
Series 3 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$1,250,000,000	5.24250%	0.08%
Series 3 Class A2	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	€ 1,300,000,000	4.73200%	0.09%
Series 3 Class A3	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	£450,000,000	6.29313%	0.09%
Series 4 Class A1	Holmes Master Issuer 2007-2	AAA/Aaa/AAA	$750,000,000	5.24250%	0.10%

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 January 2008 to 08 February 2008

All values are in thousands of pounds sterling unless otherwise stated

Retired Class A Notes

Date Retired	Holmes 1	Holmes 2	Holmes 6	Holmes 7	Holmes 8	Holmes 9	Holmes 10	Holmes 2006-1	Holmes 2007-1	Holmes 2007-2
02Q3	-	703	-	-	-	-	-	-	-	-
02Q4	-	-	-	-	-	-	-	-	-	-
03Q1	-	-	-	-	-	-	-	-	-	-
03Q2	-	-	-	-	-	-	-	-	-	-
03Q3	600	-	481	-	-	-	-	-	-	-
03Q4	-	176	481	-	-	-	-	-	-	-
04Q1	-	176	-	241	-	-	-	-	-	-
04Q2	-	176	-	241	-	-	-	-	-	-
04Q3	-	176	-	-	-	-	-	-	-	-
04Q4	-	-	-	-	-	-	-	-	-	-
05Q1	-	-	-	-	-	-	-	-	-	-
05Q2	-	-	801	-	1,001	-	-	-	-	-
05Q3	650	-	-	-	-	-	-	-	-	-
05Q4	-	125	-	-	-	-	-	-	-	-
06Q1	-	125	-	803	-	-	-	-	-	-
06Q2	-	125	-	-	-	-	-	-	-	-
06Q3	-	125	-	-	-	-	-	-	-	-
06Q4	-	-	-	-	-	1,018	-	-	-	-
07Q1	-	-	-	161	812	-	-	-	-	-
07Q2	-	-	634	161	-	-	-	-	-	-
07Q3	575	-	-	-	-	-	679	-	-	-
07Q4	-	300	770	-	-	-	-	795	-	-

Outstanding Class A Notes

Expected Redemption	Holmes 1	Holmes 2	Holmes 6	Holmes 7	Holmes 8	Holmes 9	Holmes 10	Holmes 2006-1	Holmes 2007-1	Holmes 2007-2
07Q4	-	-	-	-	-	-	-	-	-	-
08Q1	-	-	-	-	-	-	-	-	771	-
08Q2	-	-	500	592	221	-	388	-	600	715
08Q3	-	-	-	-	221	1,272	388	-	-	715
08Q4	-	-	-	-	221	-	-	-	-	-
09Q1	-	-	-	-	1,171	-	-	-	-	-
09Q2	-	-	-	-	-	-	342	-	-	-
09Q3	-	-	-	-	-	-	342	397	-	-
09Q4	-	-	-	-	-	-	-	397	-	-
10Q1	-	-	-	-	-	453	-	-	386	-
10Q2	-	-	-	-	-	453	-	-	386	1,664
10Q3	250	-	-	-	-	600	-	-	-	-
10Q4	-	-	-	-	-	-	1,526	1,632	-	-
11Q1	-	-	-	-	-	-	-	-	-	-
11Q2	-	-	-	-	-	-	-	-	2,649	654
11Q3	-	-	-	-	-	-	-	-	-	654
11Q4	-	-	-	-	-	-	-	-	-	654
12Q1	-	-	-	-	-	-	-	-	-	-
12Q2	-	-	-	-	-	-	-	-	-	-
12Q3	-	-	-	-	-	-	-	-	-	377
12Q4	-	-	-	-	-	-	-	-	515	-
13Q1	-	-	-	-	-	-	-	-	-	-

Holmes Master Issuer plc 2007-2
Periodic Report re Holmes Trustees Limited and Holmes Funding Limited
For Period 09 January 2008 to 08 February 2008

All values are in thousands of pounds sterling unless otherwise stated